OPERATING LEASES (Details 1)	Dec. 31, 2023 USD ($)
Operating Leases
2024	$ 769,129
2025	792,203
2026	815,969
2027	840,449
Total lease payments	3,217,750
Less amounts representing interest	(683,285)
Present value of lease liability	$ 2,534,465